Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS, INC
Entity Central Index Key	0001006415
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Feb. 27, 2026
Supplement to Prospectus [Text Block]	FEBRUARY 27, 2026SUPPLEMENT TOHARTFORD FIXED INCOME FUNDS PROSPECTUS
DATED FEBRUARY 27, 2026This Supplement contains new and additional information regarding The Hartford High Yield Fund and should be read in connection with your Statutory Prospectus.(A) Effective March 31, 2026, Blake Huynh will replace Michael V. Barry as the portfolio manager for The Hartford High Yield Fund (the “Fund”). As of the same date, certain changes are being made to the Fund’s principal investment strategy and principal risks. Accordingly, effective March 31, 2026, the following changes are being made to the above referenced Statutory Prospectus:(1) Under the heading “The Hartford High Yield Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted at the end of the fourth paragraph:The Fund may invest up to 20% of its net assets in bank loans and loan participation interests. The Fund may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The Fund may not always remain fully invested. For instance, when Wellington Management believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or cash equivalents may increase. (2) Under the heading “The Hartford High Yield Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, the following risks are inserted after “Currency Risk”:Loans and Loan Participations Risk – Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans the Fund holds may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. The risks associated with unsecured loans, which are not backed by a security interest in any specific collateral, are higher than those for comparable loans that are secured by specific collateral. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund’s investment. It may also be difficult to obtain reliable information about a loan or loan participation. Many loans are subject to restrictions on resale (thus affecting their liquidity) and may be difficult to value. As a result, the Fund may be unable to sell its loan interests at an advantageous time or price. Loans and loan participations typically have extended settlement periods (generally greater than 7 days). As a result of these extended settlement periods, the Fund may incur losses if it is required to sell other investments or temporarily borrow to meet its cash needs. Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates).The Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and it normally would not have any direct rights against the borrower.Loan interests may not be considered “securities,” and purchasers, such as the Fund, may not, therefore, be entitled to rely on the anti-fraud protections of the federal securities laws. The Fund may be in possession of material non-public information about a borrower or issuer as a result of its ownership of a loan or security of such borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a loan or security of such a borrower or issuer when it would otherwise be advantageous to do so.Convertible Securities Risk – Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.Cash Position Risk – When the Fund is not fully invested, the Fund is subject to the risk that it will not participate in market advances to the same extent that it would if it remained fully invested, which may prevent the Fund from achieving its investment objective.(3) Under the heading “The Hartford High Yield Fund Summary Section – Past Performance” in the above referenced Statutory Prospectus, the following bullet point is added below the first paragraph:●Reflect the Fund’s performance when it pursued a modified investment strategy prior to March 31, 2026